Basis of preparation - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Remeasurement of defined benefit pension liability	$ (3,618)	$ (3,618)	$ (3,600)
Pension Obligation, Discount Rate			2.00%